Condensed Financial Information of the Company - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) shares	Mar. 28, 2018 shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 206,551	¥ 1,410,747		$ 143,743	¥ 981,772	¥ 266,238	¥ 170,874
Short-term investments	119,451	815,854			413,883
Other current assets	1,467	10,017			3,626
Total current assets	363,040	2,479,565			1,609,745
Non-current assets:
Long-term investments	70,879	484,103			267,051
Total non-current assets	252,322	1,723,362			707,865
Total assets	615,362	4,202,927			2,317,610
Non-current liability:
Total liabilities	455,005	3,107,684			2,001,370
Mezzanine equity:
Total mezzanine equity | ¥					1,749,900
Shareholder' (deficit)/equity:
Additional paid-in capital	794,510	5,426,503			82,139
Statutory reserves	625	4,272			3,739
Accumulated deficit	(663,989)	(4,535,042)			(1,567,136)
Accumulated other comprehensive income	18,873	128,900			19,123
Total OneSmart International Education Group Limited shareholders' (deficit)/equity	150,025	1,024,675			(1,462,118)
Series A redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 1,713,344
Temporary Equity, Other Disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares				$ 0.000001
Redeemable convertible preferred shares, shares authorized (in shares)				1,890,686,563	1,890,686,563
Redeemable convertible preferred shares, shares issued (in shares)				1,890,686,563	1,890,686,563
Redeemable convertible preferred shares, shares outstanding (in shares)				1,890,686,563	1,890,686,563
Series A-1 redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 36,556
Temporary Equity, Other Disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares				$ 0.000001
Redeemable convertible preferred shares, shares authorized (in shares)				35,757,200	35,757,200
Redeemable convertible preferred shares, shares issued (in shares)				35,757,200	35,757,200
Redeemable convertible preferred shares, shares outstanding (in shares)				35,757,200	35,757,200
Class A ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 4	¥ 26			¥ 1
Temporary Equity, Other Disclosures
Shares issued for each shares converted	1	1	1
Shareholder' Deficit, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000001			$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984		44,134,792,349	44,134,792,349
Ordinary shares, shares issued (in shares)	4,220,365,545	4,220,365,545		94,897,359	94,897,359
Ordinary shares, shares outstanding (in shares)	4,220,365,545	4,220,365,545		94,897,359	94,897,359
Class B ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 2	¥ 16			¥ 16
Shareholder' Deficit, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000001			$ 0.000001
Ordinary shares, shares authorized (in shares)	2,296,842,016	2,296,842,016		2,439,484,566	2,439,484,566
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016		2,439,484,566	2,439,484,566
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016		2,439,484,566	2,439,484,566
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	$ 125,056	¥ 854,132
Short-term investments	30,000	204,900
Other current assets	38	257
Total current assets	155,094	1,059,289
Non-current assets:
Long-term investments	9,860	67,346
Investments in subsidiaries, VIEs and VIEs' subsidiaries	313,463	2,140,954			¥ 287,782
Total non-current assets	323,323	2,208,300			287,782
Total assets	478,417	3,267,589			287,782
Non-current liability:
Amounts due to subsidiaries	328,392	2,242,914
Total liabilities	328,392	2,242,914
Mezzanine equity:
Total mezzanine equity | ¥					1,749,900
Shareholder' (deficit)/equity:
Additional paid-in capital	794,510	5,426,503			82,139
Statutory reserves	625	4,272			3,739
Accumulated deficit	(663,989)	(4,535,042)			(1,567,136)
Accumulated other comprehensive income	18,873	128,900			19,123
Total OneSmart International Education Group Limited shareholders' (deficit)/equity	150,025	1,024,675			(1,462,118)
TOTAL MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	478,417	3,267,589			287,782
Parent company | Reportable legal entities | Series A redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 1,713,344
Temporary Equity, Other Disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares				$ 0.000001
Redeemable convertible preferred shares, shares authorized (in shares)				1,890,686,563	1,890,686,563
Redeemable convertible preferred shares, shares issued (in shares)				1,890,686,563	1,890,686,563
Redeemable convertible preferred shares, shares outstanding (in shares)				1,890,686,563	1,890,686,563
Shares issued for each shares converted			1
Parent company | Reportable legal entities | Series A-1 redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity | ¥					¥ 36,556
Temporary Equity, Other Disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares				$ 0.000001
Redeemable convertible preferred shares, shares authorized (in shares)				35,757,200	35,757,200
Redeemable convertible preferred shares, shares issued (in shares)				35,757,200	35,757,200
Redeemable convertible preferred shares, shares outstanding (in shares)				35,757,200	35,757,200
Shares issued for each shares converted			1
Parent company | Reportable legal entities | Class A ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 4	¥ 26			¥ 1
Shareholder' Deficit, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000001			$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984		44,134,792,439	44,134,792,439
Ordinary shares, shares issued (in shares)	4,220,365,545	4,220,365,545		94,897,359	94,897,359
Ordinary shares, shares outstanding (in shares)	4,220,365,545	4,220,365,545		94,897,359	94,897,359
Parent company | Reportable legal entities | Class B ordinary shares
Shareholder' (deficit)/equity:
Common stock, value	$ 2	¥ 16			¥ 16
Shareholder' Deficit, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000001			$ 0.000001
Ordinary shares, shares authorized (in shares)	2,296,842,016	2,296,842,016		2,439,484,566	2,439,484,566
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016		2,439,484,566	2,439,484,566
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016		2,439,484,566	2,439,484,566